Subsequent Events (Details Narrative) - $ / shares		12 Months Ended
	Jul. 05, 2022	Feb. 28, 2021	May 02, 2022
Subsequent Event [Line Items]
Shares issued		12,705,541
Deemed price, per share		$ 2.00	$ 0.0001
Subsequent Event [Member] | One Entity [Member]
Subsequent Event [Line Items]
Shares issued	5,000
Deemed price, per share	$ 5.00
Subsequent Event [Member] | Two Individual [Member]
Subsequent Event [Line Items]
Shares issued	25,000
Deemed price, per share	$ 2.70